Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies

We do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Our Compensation Committee and Board have adopted a policy with respect to the grant of stock options and other equity incentive awards that generally prohibits the grant of stock options or other equity awards to executive officers during closed quarterly trading windows (as determined in accordance with our insider trading policy). Our Insider Trading Policy also prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of material non-public information about us. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule.

During the last fiscal year, there were no stock options granted to any named executive officers within four business days preceding the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false